FAIRHOLME FUNDS, INC.

The Fairholme Focused Income Fund

Supplement dated September 26, 2012
to the Prospectus dated March 29, 2012

The following replaces in its entirety the description of The Income Fund on the cover page of the Prospectus:

THE FAIRHOLME FOCUSED INCOME FUND (FOCIX)
Seeking current income

The following replaces the first sentence under "Investment Objective" in the summary section of the Prospectus for The Income Fund:

The Income Fund seeks current income.